Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended	32 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000034078
Average Annual Return [Line Items]
Average Annual Return, Percent	3.17%			(1.95%)		1.24%
C000034080
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%			(2.17%)		0.89%
C000023406
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%			10.96%		7.37%
C000023408
Average Annual Return [Line Items]
Average Annual Return, Percent	10.84%			11.44%		7.36%
C000107874
Average Annual Return [Line Items]
Average Annual Return, Percent	26.61%			5.26%		6.64%
C000107875
Average Annual Return [Line Items]
Average Annual Return, Percent	32.41%			5.73%		6.64%
C000023423
Average Annual Return [Line Items]
Average Annual Return, Percent	21.94%			10.90%		7.80%
C000023425
Average Annual Return [Line Items]
Average Annual Return, Percent	27.43%			11.39%		7.83%
Without Sales Load [Member] | C000034078
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%			(1.46%)		1.50%
Without Sales Load [Member] | C000034080
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%			(2.17%)		0.89%
Without Sales Load [Member] | C000034081
Average Annual Return [Line Items]
Average Annual Return, Percent	6.14%			(1.20%)		1.76%
Without Sales Load [Member] | C000105408
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%			(1.72%)		1.24%
Without Sales Load [Member] | C000122013
Average Annual Return [Line Items]
Average Annual Return, Percent	6.17%			(1.18%)		1.77%
Without Sales Load [Member] | C000079030
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%			(1.19%)		1.77%
Without Sales Load [Member] | C000023406
Average Annual Return [Line Items]
Average Annual Return, Percent	12.72%			12.28%		8.01%
Without Sales Load [Member] | C000023408
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%			11.44%		7.36%
Without Sales Load [Member] | C000023409
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%			12.56%		8.27%
Without Sales Load [Member] | C000218334
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%			12.60%	10.38%
Without Sales Load [Member] | C000079029
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%			12.56%		8.27%
Without Sales Load [Member] | C000107874
Average Annual Return [Line Items]
Average Annual Return, Percent	34.37%			6.51%		7.27%
Without Sales Load [Member] | C000107875
Average Annual Return [Line Items]
Average Annual Return, Percent	33.41%			5.73%		6.64%
Without Sales Load [Member] | C000105125
Average Annual Return [Line Items]
Average Annual Return, Percent	34.71%			6.89%		7.65%
Without Sales Load [Member] | C000107876
Average Annual Return [Line Items]
Average Annual Return, Percent	34.12%			6.28%		7.00%
Without Sales Load [Member] | C000107877
Average Annual Return [Line Items]
Average Annual Return, Percent	34.70%			6.81%		7.55%
Without Sales Load [Member] | C000094856
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%			8.40%		6.04%
Without Sales Load [Member] | C000023423
Average Annual Return [Line Items]
Average Annual Return, Percent	29.38%			12.22%		8.44%
Without Sales Load [Member] | C000023425
Average Annual Return [Line Items]
Average Annual Return, Percent	28.43%			11.39%		7.83%
Without Sales Load [Member] | C000023426
Average Annual Return [Line Items]
Average Annual Return, Percent	29.81%			12.59%		8.83%
Without Sales Load [Member] | C000241253
Average Annual Return [Line Items]
Average Annual Return, Percent	29.82%		17.05%
Without Sales Load [Member] | C000059862
Average Annual Return [Line Items]
Average Annual Return, Percent	29.73%			12.50%		8.74%
Without Sales Load [Member] | C000240818
Average Annual Return [Line Items]
Average Annual Return, Percent	35.60%	20.41%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%			(1.63%)		1.10%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%			(1.63%)		1.10%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%			(1.63%)		1.10%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%			14.61%		11.31%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%			14.61%	14.47%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%			14.61%		11.31%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%			11.18%		7.67%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%			11.18%		7.67%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%			11.18%		7.67%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%			11.18%		7.67%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%			11.18%		7.67%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%		16.53%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%			11.18%		7.67%
MSCI All Country World Ex-U.S. IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	16.79%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%			(1.63%)		1.10%
MSCI World Value IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%			14.44%		8.51%
MSCI World Value IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%			14.44%		8.51%
MSCI World Value IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%			14.44%		8.51%
MSCI World Value IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%			14.44%	11.53%
MSCI World Value IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%			14.44%		8.51%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%			7.46%		7.69%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%			7.46%		7.69%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%			7.46%		7.69%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%			7.46%		7.69%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%			7.46%		7.69%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%			12.33%		7.48%
S&P Developed Ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%			9.36%		7.35%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%			9.06%		7.20%
S&P Developed Ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%			9.36%		7.35%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%			9.06%		7.20%
S&P Developed Ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%			9.36%		7.35%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%			9.06%		7.20%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%		13.31%
MSCI EAFE® Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%		13.31%
S&P Developed Ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%			9.36%		7.35%
MSCI EAFE Small Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%			9.06%		7.20%
MSCI Emerging Markets IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%	18.55%